Fair Value of Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Assets:
Cash and deposits with financial institutions	[1]	$ 86,323	$ 76,460
Trading assets		146,312	117,839
Securities purchased under resale agreements and securities borrowed		127,739	119,747
Derivative financial instruments		42,302	45,065
Customers' liability under acceptances		20,404	14,228
Liabilities:
Deposits	[2]	797,259	750,838
Financial instruments designated at fair value through profit or loss		22,493	18,899
Acceptances		20,441	14,305
Obligations related to securities sold short		40,954	31,902
Derivative financial instruments		42,203	42,247
Obligations related to securities sold under repurchase agreements and securities lent		123,469	137,763
Subordinated debentures		6,334	7,405
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		86,323	76,460
Trading assets		146,312	117,839
Securities purchased under resale agreements and securities borrowed		127,739	119,747
Derivative financial instruments		42,302	45,065
Investment securities - FVOCI and FVTPL		57,042	79,745
Investment securities - amortized cost		18,157	31,644
Loans		636,986	603,263
Customers' liability under acceptances		20,404	14,228
Other financial assets		14,256	12,700
Liabilities:
Deposits		797,259	750,838
Financial instruments designated at fair value through profit or loss		22,493	18,899
Acceptances		20,441	14,305
Obligations related to securities sold short		40,954	31,902
Derivative financial instruments		42,203	42,247
Obligations related to securities sold under repurchase agreements and securities lent		123,469	137,763
Subordinated debentures		6,334	7,405
Other financial liabilities		40,254	42,660
At fair value [member]
Assets:
Cash and deposits with financial institutions		86,323	76,460
Trading assets		146,312	117,839
Securities purchased under resale agreements and securities borrowed		127,739	119,747
Derivative financial instruments		42,302	45,065
Investment securities - FVOCI and FVTPL		57,042	79,745
Investment securities - amortized cost		18,133	32,129
Loans		641,964	612,368
Customers' liability under acceptances		20,404	14,228
Other financial assets		14,256	12,700
Liabilities:
Deposits		798,335	755,395
Financial instruments designated at fair value through profit or loss		22,493	18,899
Acceptances		20,441	14,305
Obligations related to securities sold short		40,954	31,902
Derivative financial instruments		42,203	42,247
Obligations related to securities sold under repurchase agreements and securities lent		123,469	137,763
Subordinated debentures		6,733	7,827
Other financial liabilities		$ 39,802	$ 43,776

[1]	Net of allowances of $1 (2020 – $1).
[2]	Deposits denominated in U.S. dollars amount to $259,027 (2020 – $215,836), deposits denominated in Chilean pesos amount to $17,841 (2020 – $21,099), deposits denominated in Mexican pesos amount to $22,032 (2020 – $22,765) and deposits denominated in other foreign currencies amount to $82,871 (2020 – $83,706).